Income taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	17.00%	16.70%	16.70%
Valuation allowance		$ 753,680		$ 791,586	$ 1,018,217
Cuprina Malaysia Sdn Bhd [Member]
Operating Loss Carryforwards [Line Items]
Equity method investment ownership percentage				20.00%	20.00%
MALAYSIA
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	24.00%
Inland Revenue, Singapore (IRAS) [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	17.00%
Inland Revenue, Singapore (IRAS) [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	75.00%
Profit tax rates	$ 10,000
Inland Revenue, Singapore (IRAS) [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	50.00%
Profit tax rates	$ 190,000
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	16.50%
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	25.00%
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	21.00%
Internal Revenue Service (IRS) [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	1.00%
Internal Revenue Service (IRS) [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	12.00%